Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares and other equity instruments [member]	Issued capital [member] Common shares [member]	Treasury instruments [member] Preferred shares and other equity instruments [member]	Treasury instruments [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Balance at beginning of period at Oct. 31, 2020	$ 86,767		$ 5,948	$ 17,628	$ (3)	$ (129)	$ 59,806	$ 3,414	$ 86,664	$ 103	$ (139)	$ 4,632	$ (1,079)
Changes in equity
Issues of share capital and other equity instruments	1,308		1,250	61			(3)		1,308
Sales of treasury shares and other equity instruments	2,141				199	1,942			2,141
Purchases of treasury shares and other equity instruments	(2,007)				(203)	(1,804)			(2,007)
Share-based compensation awards	(4)	$ 61					(4)		(4)
Dividends on common shares	(3,079)						(3,079)		(3,079)
Dividends on preferred shares and distributions on other equity instruments	(136)						(134)		(134)	(2)
Other	27						36		36	(9)
Net income	7,862						7,859		7,859	3
Total other comprehensive income (loss), net of taxes	(57)						1,682	(1,731)	(49)	(8)	201	(2,806)	874
Balance at end of period at Apr. 30, 2021	92,822		7,198	17,689	(7)	9	66,163	1,683	92,735	87	62	1,826	(205)
Balance at beginning of period at Jan. 31, 2021	90,249		7,198	17,664	17	(26)	62,751	2,545	90,149	100	192	3,260	(907)
Changes in equity
Issues of share capital and other equity instruments	25			25					25
Sales of treasury shares and other equity instruments	1,192				153	1,039			1,192
Purchases of treasury shares and other equity instruments	(1,181)				(177)	(1,004)			(1,181)
Share-based compensation awards	(2)	25					(2)		(2)
Dividends on common shares	(1,540)						(1,540)		(1,540)
Dividends on preferred shares and distributions on other equity instruments	(77)						(76)		(76)	(1)
Other	(14)						(5)		(5)	(9)
Net income	4,015						4,014		4,014	1
Total other comprehensive income (loss), net of taxes	155						1,021	(862)	159	(4)	(130)	(1,434)	702
Balance at end of period at Apr. 30, 2021	92,822		7,198	17,689	(7)	9	66,163	1,683	92,735	87	62	1,826	(205)
Balance at beginning of period at Oct. 31, 2021	98,762		6,723	17,728	(39)	(73)	71,795	2,533	98,667	95	(88)	2,055	566
Changes in equity
Issues of share capital and other equity instruments	791		750	42			(1)		791
Common shares purchased for cancellation	(3,106)	(282)		(282)			(2,824)		(3,106)
Redemption of preferred shares and other equity instruments	(155)		(150)				(5)		(155)
Sales of treasury shares and other equity instruments	3,015				308	2,707			3,015
Purchases of treasury shares and other equity instruments	(3,102)				(294)	(2,808)			(3,102)
Share-based compensation awards	2	42					2		2
Dividends on common shares	(3,388)						(3,388)		(3,388)
Dividends on preferred shares and distributions on other equity instruments	(124)						(122)		(122)	(2)
Other	7						7		7
Net income	8,348						8,343		8,343	5
Total other comprehensive income (loss), net of taxes	3,355						2,124	1,228	3,352	3	(1,185)	1,298	1,115
Balance at end of period at Apr. 30, 2022	104,405		7,323	17,488	(25)	(174)	75,931	3,761	104,304	101	(1,273)	3,353	1,681
Balance at beginning of period at Jan. 31, 2022	102,008		7,473	17,651	(32)	(79)	73,542	3,355	101,910	98	(359)	3,019	695
Changes in equity
Issues of share capital and other equity instruments	8			8					8
Common shares purchased for cancellation	(1,892)	(171)		(171)			(1,721)		(1,892)
Redemption of preferred shares and other equity instruments	(155)		(150)				(5)		(155)
Sales of treasury shares and other equity instruments	1,343				152	1,191			1,343
Purchases of treasury shares and other equity instruments	(1,431)				(145)	(1,286)			(1,431)
Share-based compensation awards		$ 8
Dividends on common shares	(1,686)						(1,686)		(1,686)
Dividends on preferred shares and distributions on other equity instruments	(69)						(68)		(68)	(1)
Other	(3)						(3)		(3)
Net income	4,253						4,250		4,250	3
Total other comprehensive income (loss), net of taxes	2,029						1,622	406	2,028	1	(914)	334	986
Balance at end of period at Apr. 30, 2022	$ 104,405		$ 7,323	$ 17,488	$ (25)	$ (174)	$ 75,931	$ 3,761	$ 104,304	$ 101	$ (1,273)	$ 3,353	$ 1,681